Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
LVIP Turner Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Turner Mid-Cap Growth Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Turner Mid-Cap Growth Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with fee waiver for the one year contractual period and the total operating expenses without fee waiver for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, will invest at least 80% of Fund's assets in stocks of mid-cap companies. Mid-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase within the range of the market capitalizations of companies included in the Russell Midcap® Growth Index. While the Fund primarily focuses on U.S. companies, the Fund may also invest up to 15% of its total assets in foreign equity securities. As of May 31, 2011, the index reconstitution date, the market capitalization range of the Russell Midcap® Growth Index was $1.6 billion to $18.3 billion.

The sub-adviser utilizes a strategy designed to add value strictly through superior stock selection, based on the output of extensive bottom-up, industry-focused fundamental research. Specifically, the analysts seek to identify:

Companies benefiting from change:
  Accelerating earnings;
  Improving expectations;
  High returns on capital.
Industry Leaders:
  Strong management;
  Sustainable earnings;
  Revenue growth;
  Compelling new products and services;
  Open-ended business opportunities; and
  Market share gains.
The portfolio manager collaborates directly with the industry analysts regarding the output of their research, and is ultimately responsible for security selection and for the individual weighting of each portfolio holding. Current holdings generally become candidates for sale at the first sign of earnings concern. Each holding is closely monitored for any changes in company fundamentals, including deterioration in revenues, earnings, and balance sheet strength. Analysts also seek to identify changes in market dynamics, management, product cycles, and regulatory profiles. Additionally, holdings will become candidates for sale as they approach assigned price targets. Finally, the application of portfolio construction parameters may position certain securities as candidates for sale.

		The Fund intends to engage in active and frequent trading of portfolio securities as part of its investment strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Active Trading Risk: Active trading (“high portfolio turnover”) generally results in correspondingly greater expenses to the Fund.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for the one year, five year and lifetime periods, and the Fund's Service Class for the one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for the one year, five year and lifetime periods, and the Fund's Service Class for the one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the third quarter of 2009 at: 23.63%.
		The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (29.22%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Turner Mid-Cap Growth Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.93%	[2]
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	311
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	1,218
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	311
5 years	rr_ExpenseExampleNoRedemptionYear05	546
10 years	rr_ExpenseExampleNoRedemptionYear10	1,218
2002	rr_AnnualReturn2002	(31.62%)
2003	rr_AnnualReturn2003	49.59%
2004	rr_AnnualReturn2004	11.84%
2005	rr_AnnualReturn2005	12.27%
2006	rr_AnnualReturn2006	6.72%
2007	rr_AnnualReturn2007	24.68%
2008	rr_AnnualReturn2008	(49.29%)
2009	rr_AnnualReturn2009	48.42%
2010	rr_AnnualReturn2010	27.25%
2011	rr_AnnualReturn2011	(7.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.22%)
1 year	rr_AverageAnnualReturnYear01	(7.59%)
5 years	rr_AverageAnnualReturnYear05	1.98%
10 years	rr_AverageAnnualReturnYear10	4.22%
LVIP Turner Mid-Cap Growth Fund | Standard Class | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.28%
LVIP Turner Mid-Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.18%	[2]
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	680
10 years	rr_ExpenseExampleYear10	1,505
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	680
10 years	rr_ExpenseExampleNoRedemptionYear10	1,505
1 year	rr_AverageAnnualReturnYear01	(7.83%)
5 years	rr_AverageAnnualReturnYear05
Life of class	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
LVIP Turner Mid-Cap Growth Fund | Service Class | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05
Life of class	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007

[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% on the first $25 million of average daily net assets of the Fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[2]	(After Fee Waiver)